SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
Multi-Strategy Alternative Fund
Long/Short Alternative Fund
(the "Funds")

Supplement Dated September 26, 2018
to the Class F Prospectus dated January 31, 2018, as amended on April 19, 2018, May 1, 2018,
May 3, 2018, July 9, 2018 and August 3, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Core Fixed Income Fund

In the Fund Summary for the Core Fixed Income Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Logan Circle Partners, L.P.	Andrew Kronschnabel, CFA	Since 2018	Portfolio Manager
	Alfio Leone, IV, CFA	Since 2018	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Core Fixed Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Logan Circle Partners, L.P.: Logan Circle Partners, L.P. (Logan Circle), located at Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Core Fixed Income Fund. Logan Circle is a wholly owned subsidiary of MetLife, Inc. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to Logan Circle. Portfolio Managers Andrew Kronschnabel, CFA, and Alfio Leone, IV, CFA, have been members of Logan Circle since its inception in 2007.

Changes to the Fees and Expenses of the Multi-Strategy Alternative Fund

In the Fund Summary for the Multi-Strategy Alternative Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.35%
Remainder of Other Expenses	0.59%
Total Other Expenses^		0.94%
Acquired Fund Fees and Expenses (AFFE)		0.53%
Total Annual Fund Operating Expenses		2.97%†

^  Other Expenses have been restated to reflect estimated fees and expenses for the remainder of the current fiscal year and the upcoming fiscal year.

†  The Fund is anticipated to incur AFFE during the current fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class F Shares	$300	$918	$1,562	$3,290

There are no other changes to the Fees and Expenses of the Multi-Strategy Alternative Fund.

Changes to the Fee Waiver Disclosure

In the section titled "Investment Adviser," the following text is hereby inserted at the end of the sub-section titled "Information About Fee Waivers":

The Multi-Strategy Alternative Fund's total annual fund operating expenses and fee waivers (as described below) for the remainder of the current fiscal year and the upcoming fiscal year (ended September 30, 2019) are expected to differ from those of the prior fiscal year. As a result, additional information regarding the Fund's fee waivers is provided separately in the table below. The Fund's total annual Fund operating expenses for the remainder of the current fiscal year and the upcoming fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary section because the Fund's adviser, the Fund's administrator and/or the Fund's distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The voluntary waivers of fees by the Fund's adviser, the Fund's administrator and/or the Fund's distributor are limited to the Fund's direct operating expenses and therefore do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Multi-Strategy Alternative Fund's total annual fund operating expenses for the remainder of the current fiscal year and the upcoming fiscal year are expected to be as follows:

Fund Name—Class F Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
Multi-Strategy Alternative Fund	2.97%	2.02%	1.49%	1.14%

*  AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

There are no further changes to the fee waiver disclosure of the Multi-Strategy Alternative Fund.

Change in Portfolio Management of the Multi-Strategy Alternative Fund

In the Fund Summary for the Multi-Strategy Alternative Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Acadian Asset Management LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Strategy Alternative Fund," the text relating to Acadian Asset Management LLC is hereby deleted.

Change in Sub-Adviser Name for the Long/Short Alternative Fund

On or about September 12, 2018, Beachhead Capital Management, LLC ("Beachhead"), which serves as a sub-adviser to the Long/Short Alternative Fund, changed its name to Dynamic Beta Investments LLC ("DBi"). Therefore, all references to "Beachhead Capital Management, LLC" are hereby deleted and replaced with "Dynamic Beta Investments LLC" and all abbreviations for "Beachhead" are hereby deleted and replaced with "DBi" in the appropriate alphabetical order thereof.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1178 (9/18)

SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
(the "Fund")

Supplement Dated September 26, 2018
to the Class I Prospectus dated January 31, 2018, as amended on April 19, 2018, May 3, 2018 and July 9, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Core Fixed Income Fund

In the Fund Summary for the Core Fixed Income Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Logan Circle Partners, L.P.	Andrew Kronschnabel, CFA	Since 2018	Portfolio Manager
	Alfio Leone, IV, CFA	Since 2018	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Core Fixed Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Logan Circle Partners, L.P.: Logan Circle Partners, L.P. (Logan Circle), located at Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Core Fixed Income Fund. Logan Circle is a wholly owned subsidiary of MetLife, Inc. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to Logan Circle. Portfolio Managers Andrew Kronschnabel, CFA, and Alfio Leone, IV, CFA, have been members of Logan Circle since its inception in 2007.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1179 (9/18)

SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
Multi-Strategy Alternative Fund
Long/Short Alternative Fund
(the "Funds")

Supplement Dated September 26, 2018
to the Class Y Prospectus dated January 31, 2018, as amended on February 14, 2018, April 19,
2018, May 1, 2018, May 3, 2018, July 9, 2018 and August 3, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Core Fixed Income Fund

In the Fund Summary for the Core Fixed Income Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Logan Circle Partners, L.P.	Andrew Kronschnabel, CFA	Since 2018	Portfolio Manager
	Alfio Leone, IV, CFA	Since 2018	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Core Fixed Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Logan Circle Partners, L.P.: Logan Circle Partners, L.P. (Logan Circle), located at Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Core Fixed Income Fund. Logan Circle is a wholly owned subsidiary of MetLife, Inc. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to Logan Circle. Portfolio Managers Andrew Kronschnabel, CFA, and Alfio Leone, IV, CFA, have been members of Logan Circle since its inception in 2007.

Changes to the Fees and Expenses of the Multi-Strategy Alternative Fund

In the Fund Summary for the Multi-Strategy Alternative Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.35%
Remainder of Other Expenses	0.34%
Total Other Expenses^		0.69%
Acquired Fund Fees and Expenses (AFFE)		0.53%
Total Annual Fund Operating Expenses		2.72%†

^  Other Expenses have been restated to reflect estimated fees and expenses for the remainder of the current fiscal year and the upcoming fiscal year.

†  The Fund is anticipated to incur AFFE during the current fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class Y Shares	$275	$844	$1,440	$3,051

There are no other changes to the Fees and Expenses of the Multi-Strategy Alternative Fund.

Changes to the Fee Waiver Disclosure

In the section titled "Investment Adviser," the following text is hereby inserted at the end of the sub-section titled "Information About Fee Waivers":

The Multi-Strategy Alternative Fund's total annual fund operating expenses and fee waivers (as described below) for the remainder of the current fiscal year and the upcoming fiscal year (ended September 30, 2019) are expected to differ from those of the prior fiscal year. As a result, additional information regarding the Fund's fee waivers is provided separately in the table below. The Fund's total annual Fund operating expenses for the remainder of the current fiscal year and the upcoming fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary section because the Fund's adviser, the Fund's administrator and/or the Fund's distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The voluntary waivers of fees by the Fund's adviser, the Fund's administrator and/or the Fund's distributor are limited to the Fund's direct operating expenses and therefore do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Multi-Strategy Alternative Fund's total annual fund operating expenses for the remainder of the current fiscal year and the upcoming fiscal year are expected to be as follows:

Fund Name—Class Y Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
Multi-Strategy Alternative Fund	2.72%	1.77%	1.24%	0.89%

*  AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

There are no further changes to the fee waiver disclosure of the Multi-Strategy Alternative Fund.

Change in Portfolio Management of the Multi-Strategy Alternative Fund

In the Fund Summary for the Multi-Strategy Alternative Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Acadian Asset Management LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Strategy Alternative Fund," the text relating to Acadian Asset Management LLC is hereby deleted.

Change in Sub-Adviser Name for the Long/Short Alternative Fund

On or about September 12, 2018, Beachhead Capital Management, LLC ("Beachhead"), which serves as a sub-adviser to the Long/Short Alternative Fund, changed its name to Dynamic Beta Investments LLC ("DBI"). Therefore, all references to "Beachhead Capital Management, LLC" are hereby deleted and replaced with "Dynamic Beta Investments LLC" and all abbreviations for "Beachhead" are hereby deleted and replaced with "DBI" in the appropriate alphabetical order thereof.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1180 (9/18)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Inflation Managed Fund
(the "Fund")

Supplement Dated September 26, 2018
to the Class F Prospectus dated January 31, 2018, as amended on May 3, 2018 and May 18, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Multi-Asset Inflation Managed Fund

In the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Inflation Managed Fund," the text relating to Cohen & Steers Capital Management, Inc. is hereby deleted and the following text is hereby added as the third paragraph thereunder:

INFLATION COMMODITY STRATEGY SUBSIDIARY LTD.—Credit Suisse Asset Management, LLC: Credit Suisse Asset Management, LLC (CSAM, LLC), located at Eleven Madison Avenue, New York, New York, 10010, serves as a Sub-Adviser to Inflation Commodity Strategy Subsidiary Ltd., a wholly-owned subsidiary of the Multi-Asset Inflation Managed Fund organized under the laws of the Cayman Islands. Nelson Louie, Managing Director and Global Head of Commodities, is a Senior Portfolio Manager on Credit Suisse Asset Management's Commodities Portfolio Management Team and has been in his current role since 2010. From May 2009 to August 2010, Mr. Louie was an Executive Director in the Commodity Index Products area at UBS Securities, LLC. From June 2007 to May 2009, Mr. Louie was a Managing Director at AIG Financial Products responsible for North American Marketing of commodities-based solutions. From April 1993 to June 2007, Mr. Louie held positions within Credit Suisse Asset Management. Mr. Louie has 26 years of investment experience. Christopher Burton, CFA, Managing Director and Head of Commodities Portfolio Management, is a Senior Portfolio Manager on Credit Suisse Asset Management's Commodities Portfolio Management Team and has been in his current role since 2005. Mr. Burton was previously a derivatives strategist at Putnam Investments. Mr. Burton has 16 years of investment experience.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1181 (9/18)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Inflation Managed Fund
(the "Fund")

Supplement Dated September 26, 2018
to the Class Y Prospectus dated January 31, 2018, as amended on May 3, 2018 and May 18, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Multi-Asset Inflation Managed Fund

In the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Inflation Managed Fund," the text relating to Cohen & Steers Capital Management, Inc. is hereby deleted and the following text is hereby added as the third paragraph thereunder:

INFLATION COMMODITY STRATEGY SUBSIDIARY LTD.—Credit Suisse Asset Management, LLC: Credit Suisse Asset Management, LLC (CSAM, LLC), located at Eleven Madison Avenue, New York, New York, 10010, serves as a Sub-Adviser to Inflation Commodity Strategy Subsidiary Ltd., a wholly-owned subsidiary of the Multi-Asset Inflation Managed Fund organized under the laws of the Cayman Islands. Nelson Louie, Managing Director and Global Head of Commodities, is a Senior Portfolio Manager on Credit Suisse Asset Management's Commodities Portfolio Management Team and has been in his current role since 2010. From May 2009 to August 2010, Mr. Louie was an Executive Director in the Commodity Index Products area at UBS Securities, LLC. From June 2007 to May 2009, Mr. Louie was a Managing Director at AIG Financial Products responsible for North American Marketing of commodities-based solutions. From April 1993 to June 2007, Mr. Louie held positions within Credit Suisse Asset Management. Mr. Louie has 26 years of investment experience. Christopher Burton, CFA, Managing Director and Head of Commodities Portfolio Management, is a Senior Portfolio Manager on Credit Suisse Asset Management's Commodities Portfolio Management Team and has been in his current role since 2005. Mr. Burton was previously a derivatives strategist at Putnam Investments. Mr. Burton has 16 years of investment experience.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1182 (9/18)

SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
Multi-Strategy Alternative Fund
Long/Short Alternative Fund
(the "Funds")

Supplement Dated September 26, 2018
to the Statement of Additional Information ("SAI") dated January 31, 2018, as amended on February 14, 2018, April 19, 2018, May 1, 2018, May 3, 2018, July 9, 2018 and August 3, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

LOGAN CIRCLE PARTNERS, L.P.—Logan Circle Partners, L.P. ("Logan Circle") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income Fund. Logan Circle, a Pennsylvania limited partnership, was founded and registered with the SEC in 2007. Logan Circle is a subsidiary of MetLife, Inc. ("MetLife"). There are no 25% or greater shareholders of MetLife.

In addition, under the same heading, under the sub-heading titled "Acadian Asset Management LLC," the reference to "Global Managed Volatility, Tax-Managed International Managed Volatility and Multi-Strategy Alternative Funds" is hereby deleted and replaced with "Global Managed Volatility and Tax-Managed International Managed Volatility Funds."

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Logan Circle

Compensation. SIMC pays Logan Circle a fee based on the assets under management of the Core Fixed Income Fund as set forth in an investment sub-advisory agreement between Logan Circle and SIMC. Logan Circle pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income Fund. The following information relates to the fiscal year ended June 30, 2018.

Logan Circle is a wholly owned subsidiary of MetLife, and as such, its compensation program is the same as MetLife's. The program is a combination of short and long term elements to compensate investment professionals, and non-investment professionals, based on the overall financial success of the firm. The incentive program is primarily comprised of three elements:

(i) Base salary: Base salaries are generally reviewed annually and are based on market competiveness.

(ii) Short term awards: Individual awards in the form of an annual cash bonus are discretionary and non-formulaic based on firm as well as individual performance. Bonus compensation for senior investment professionals comprises a majority of their total compensation. This portion of compensation is determined subjectively based on qualitative and quantitative factors. Compensation is impacted by the performance of investments under management (i.e., delivering investment performance to clients consistent with portfolio objectives, guidelines and risk parameters) as well as an individual's qualitative contributions to the organization.

(iii) Long term awards: Senior level employees are eligible to receive long term equity incentives. These create the motivation for strong individual and business performance over time and the opportunity for long-term alignment with shareholder return and employee retention.

An investment professional's short and long term awards and compensation are not tied to any pre-determined or specified level of investment performance.

Ownership of Fund Shares. As of June 30, 2018, Logan Circle's portfolio managers did not beneficially own any shares of the Core Fixed Income Fund.

Other Accounts. As of June 30, 2018, in addition to the Core Fixed Income Fund, Logan Circle's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in Millions)	Number of Accounts		Total Assets (in Millions)	Number of Accounts		Total Assets (in Millions)
Andrew Kronschnabel, CFA	8		$1,993	8		$2,254	24		$2,775
	1	*	$0	0	*	$0	1	*	$277
Alfio Leone, IV, CFA	5		$968	2		$282	16		$1,313

*   These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Logan Circle is wholly owned by MetLife and is part of MetLife Investment Management, MetLife's institutional investment management business, and is affiliated with many types of U.S. and non-U.S. financial service providers, including other investment advisers, broker-dealers and insurance companies.

MetLife affiliates also invest their own capital in a broad range of investments. These investments may give rise to numerous situations where interests may conflict, including issues arising out of the investments of MetLife affiliates in entities or assets in which the Core Fixed Income Fund may invest or Logan Circle may be prohibited from pursuing certain investment opportunities for the Core Fixed Income Fund due to regulatory or legal restrictions or constraints that may not have been applicable had MetLife affiliates not also invested in the same entity.

Logan Circle has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions; however, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.

Logan Circle and/or its affiliates manage certain accounts subject to performance-based fees or may have proprietary investments in certain accounts. The side-by-side management of the Core Fixed Income Fund and these other accounts may raise potential conflicts of interest with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions. The performance of the Core Fixed Income Fund's investments could be adversely affected by the manner in which Logan Circle and/or its affiliates enter particular orders for all such accounts. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited supply and allocation of investment opportunities generally, could raise a potential conflict of interest, as Logan Circle and/or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

Logan Circle and its affiliates have adopted a policy to allocate investment opportunities in a fair and equitable manner among client accounts. Orders for the same security on the same day are generally aggregated consistent with Logan Circle's duty of best execution; however, purchases of fixed income securities cannot always be allocated pro rata across all client accounts with similar investment strategies and objectives. Logan Circle will attempt to mitigate any potential unfairness using an objective methodology that in the good faith judgment of Logan Circle permits a fair and equitable allocation over time.

Logan Circle will manage the Core Fixed Income Fund and other client accounts in accordance with their respective investment objectives and guidelines. As a result, Logan Circle and/or its affiliates may give advice, and take action with respect to any current or future other client accounts that may be opposed to or conflict with the advice Logan Circle may give to the Core Fixed Income Fund, or may involve a different timing or nature of action than with respect to the Core Fixed Income Fund. Where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increases the holding in such security. The results of the investment activities of the Core Fixed Income Fund may differ significantly from the results achieved by Logan Circle and/or its affiliates for other client accounts.

In addition, under the same heading, under the sub-heading titled "Acadian," all references to the "Global Managed Volatility, Tax-Managed International Managed Volatility and Multi-Strategy Alternative Funds" are replaced with "Global Managed Volatility and Tax-Managed International Managed Volatility Funds."

Change in Sub-Adviser Name for the Long/Short Alternative Fund

On or about September 12, 2018, Beachhead Capital Management, LLC ("Beachhead"), which serves as a sub-adviser to the Long/Short Alternative Fund, changed its name to Dynamic Beta Investments LLC ("DBi"). Therefore, all references to "Beachhead Capital Management, LLC" are hereby deleted and replaced with "Dynamic Beta Investments LLC" and all abbreviations for "Beachhead" are hereby deleted and replaced with "DBi" in the appropriate alphabetical order thereof.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1183 (9/18)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Inflation Managed Fund
(the "Fund")

Supplement Dated September 26, 2018
to the Statement of Additional Information ("SAI") dated January 31, 2018, as amended on
April 19, 2018, May 3, 2018, May 18, 2018 and July 9, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, the reference to "Cohen & Steers Capital Management, Inc." is hereby deleted.

In addition, under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Cohen & Steers Capital Management, Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC—Credit Suisse Asset Management, LLC ("CSAM, LLC") serves as a Sub-Adviser to a portion of the assets of the Inflation Commodity Strategy Subsidiary Ltd., a wholly-owned subsidiary of the Multi-Asset Inflation Managed Fund. CSAM, LLC is the New York-based Registered Investment Advisor of Credit Suisse Asset Management ("CSAM"). CSAM, which is part of the International Wealth Management Division of Credit Suisse Group AG, is a global asset manager with a focus on Alternative Investments and select Traditional Investments.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "Cohen & Steers," the paragraphs thereunder are hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Credit Suisse

Compensation. SIMC pays CSAM, LLC a fee based on the assets under management of the Inflation Commodity Strategy Subsidiary Ltd., a wholly owned subsidiary of the Multi-Asset Inflation Managed Fund, as set forth in an investment sub-advisory agreement between CSAM, LLC and SIMC. CSAM, LLC pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Inflation Commodity Strategy Subsidiary Ltd. The following information relates to the period ended June 30, 2018.

The compensation to portfolio managers at CSAM, LLC includes both a fixed base salary component and bonus component. The discretionary bonus for each portfolio manager is not tied by formula to the performance of any fund or account. The factors taken into account in determining a portfolio manager's bonus include the Inflation Commodity Strategy Subsidiary Ltd.'s performance, assets held in the Inflation Commodity Strategy Subsidiary Ltd., and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

Ownership of Fund Shares. As of June 30, 2018, CSAM, LLC's portfolio managers did not beneficially own any shares of the Inflation Commodity Strategy Subsidiary Ltd.

Other Accounts. As of June 30, 2018, in addition to the Inflation Commodity Strategy Subsidiary Ltd., Credit Suisse's portfolio managers were equally responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nelson Louie	4	$4,506.00	11		$2,676.74	8	$2,408.66
	0	$0	2	*	$14.790	0	$0
Christopher Burton, CFA	4	$4,506.00	11		$2,676.74	8	$2,408.66
	0	$0	2	*	$14.790	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Inflation Commodity Strategy Subsidiary Ltd.'s investments on the one hand and the investments of other accounts on the other. For example, the portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities among the Inflation Commodity Strategy Subsidiary Ltd. and other accounts they advise, which may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In addition, due to differences in the investment strategies or restrictions between the Inflation Commodity Strategy Subsidiary Ltd. and such other accounts, the portfolio managers may take action with respect to another account that differs from the action taken with respect to the Inflation Commodity Strategy Subsidiary Ltd. To the extent that a particular investment is suitable for both the Inflation Commodity Strategy Subsidiary Ltd. and such other accounts, such investment will be allocated in a manner that CSAM, LLC determines is fair and equitable under the circumstances for all clients, including the Inflation Commodity Strategy Subsidiary Ltd.

CSAM, LLC has adopted policies and procedures designed to minimize the effects of these conflicts and to ensure that that all clients are treated fairly and equitably in the allocation of investment opportunities.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1184 (9/18)